NOTE 2- Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Details
Current federal tax	$ (2,500)	$ (2,800)
Current state tax	(600)	(600)
Change in valuation allowance	3,100	3,400
Income Tax Expense (Benefit)	$ 0	$ 0